Related Party Transactions - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	May 11, 2020 shares	Jan. 18, 2019 shares	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
Termination notice master agreement	3 months
Termination fee equal to a term for management fees	3 months
Equity Method Investment, Aggregate Cost	$ 100,000,000
Investment Owned, Balance, Shares | shares	2,160,000	4,400,000		2,160,000	5,400,000	54,100,000
Equity Method Investment, Ownership Percentage	3.70%					10.90%
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Aggregate Cost	$ 100,000,000
Investment Owned, Balance, Shares | shares						54,100,000
Equity Method Investment, Ownership Percentage						10.90%
Equity Raise						$ 337,000,000
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Termination notice master agreement	24 months
Termination notice payment in months,master agreement	24 months
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Commercial management fee payable to SCM (per vessel per day)		$ 300	$ 300
Commission payable to SCM of gross revenues per charter		1.75%
Number of months to exit the pool for vessels that do have provisions		12 months
Commercial management commissions on gross revenue vessels outside of pool	1.75%
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	4
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service	$ 160,000
Minimum | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 200,000
Maximum [Member] | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 500,000
Sumec Vessels [Member] | Minimum
Related Party Transaction [Line Items]
Bareboat charter agreement time period	24 months
Sumec Vessels [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	27 months